CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Product revenues	$ 1,762,495	$ 30,381	$ 1,926,707	$ 130,058
Licensing fees	57,288	45,000	102,288	90,000
Revenues, non-affiliates					$ 180,000	$ 695,095
Revenues, affiliate	42,039	88,752	99,103	133,752	182,323	20,000
Total revenues	1,861,822	164,133	2,128,098	353,810	362,323	715,095
Cost of revenues:
Cost of revenues, non-affiliate						(335,571)
Cost of revenues, affiliate					(134,795)	(7,500)
Total cost of revenues	(1,393,469)	(90,950)	(1,512,411)	(212,001)	(134,795)	(343,071)
Gross profit	468,353	73,183	615,687	141,809	227,528	372,024
Operating expenses:
Marketing, advertising and new business development	9,710	39,373	27,021	92,765	142,094	68,007
Research and development	241,547	4,235	478,225	49,395	293,968	23,124
Legal, accounting, consulting and public reporting	379,579	215,386	642,825	456,200	878,257	643,913
General and administrative	845,640	309,191	1,848,436	558,051	4,101,367	404,002
Fair market value of stock options granted to officers, directors and employees	9,403,271	1,624,000	14,728,025	1,624,000
Total operating expenses	10,879,747	2,192,185	17,724,532	2,780,411	5,415,686	1,139,046
Loss from operations	(10,411,394)	(2,119,002)	(17,108,845)	(2,638,602)	(5,188,158)	(767,022)
Other income (expense):
Other income and expenses						184,875
Loss on derivative liabilities						(1,894,258)
Interest expense	(42,605)	(18,864)	(51,103)	(47,673)	(61,534)	(418,437)
Amortization of debt discount						(267,258)
Loss on extinguishment of debt and repurchase of warrants				(267,567)	(248,892)	(691,904)
Loss on settlement of dispute		(122,139)		(122,139)	(122,139)
Loss on issuance of common stock	(372,540)		(928,601)		(582,881)
Loss before taxes on income	(10,826,539)	(2,260,005)	(18,088,549)	(3,075,981)	(6,203,604)	(3,854,004)
Provision for taxes on income
Net Loss	(10,826,539)	(2,260,005)	(18,088,549)	(3,075,981)	(6,203,604)	(3,854,004)
Loss attributable to non-controlling interests	28,849	161,232	84,299	161,232	296,092
Net Loss attributable to common shareholders	$ (10,797,690)	$ (2,098,773)	$ (18,004,250)	$ (2,914,749)	$ (5,907,512)	$ (3,854,004)
Basic loss per common share	$ (0.17)	$ (0.04)	$ (0.28)	$ (0.06)
Basic and diluted net loss per share:					$ (0.11)	$ (0.08)
Basic and diluted weighted-average common shares outstanding:	65,061,437	52,230,430	64,448,843	51,604,623	54,261,197	46,722,407